PREPAID EXPENSES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
ASSET PURCHASE
Insurance	$ 4,286	$ 3,370
Consulting services	0	111,860
Rent	8,267	0
Prepaid expenses	$ 12,553	$ 115,230